Operating Segments Information	12 Months Ended
Dec. 31, 2017
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Operating Segments Information
41.	OPERATING SEGMENTS INFORMATION

The Group has the following reportable segments: Packaging, Testing, EMS and Estate. The Group packages bare semiconductors into finished semiconductors with enhanced electrical and thermal characteristics; provides testing services, including front-end engineering testing, wafer probing and final testing services; engages in the designing, assembling, manufacturing and sale of electronic components and telecommunications equipment motherboards, real estate business in development, sale and leasing. Information about other business activities and operating segments that are not reportable are combined and disclosed in “Others.” The Group engages in other activities such as substrate production.

The accounting policies for segments are the same as those described in Note 4. The measurement basis for resources allocation and performance evaluation is based on profit before income tax.

Segment information for the years ended December 31, 2015, 2016 and 2017 was as follows:

a.	Segment revenues and operation results

						Adjustments
	Packaging	Testing	EMS	Estate	Others	and Eliminations	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$

For the year ended December 31, 2015

Revenue from external customers	$116,607,314	$25,191,916	$138,242,100	$1,340	$3,259,866	$-	$283,302,536
Inter-segment revenues (Note)	9,454,671	191,608	58,451,996	-	7,659,282	(75,757,557)	-
Segment revenues	126,061,985	25,383,524	196,694,096	1,340	10,919,148	-	359,060,093
Interest income	53,235	12,536	149,385	54,876	13,445	(41,393)	242,084
Interest expense	(1,520,118)	(5,821)	(147,792)	-	(636,448)	41,393	(2,268,786)
Depreciation and amortization	(18,946,460)	(6,516,912)	(2,738,722)	(24,074)	(1,292,496)	-	(29,518,664)
Share of the profit of associates and joint ventures	126,265	-	-	-	-	-	126,265
Impairment loss	(139,397)	-	(102,389)	-	(16,343)	-	(258,129)
Segment profit before income tax	15,479,868	6,354,140	2,874,944	(172,521)	475,357	-	25,011,788
Expenditures for segment assets	19,691,068	4,754,481	2,917,939	143,436	773,897	-	28,280,821

December 31, 2015

Investments accounted for using the equity method	37,122,244	-	-	-	-	-	37,122,244
Segment assets	193,323,304	42,652,569	79,997,341	30,000,273	19,013,405	-	364,986,892

For the year ended December 31, 2016

Revenue from external customers	125,282,829	27,031,750	115,395,130	3,909,580	3,264,818	-	274,884,107
Inter-segment revenues (Note)	4,929,897	243,980	47,721,424	-	9,186,359	(62,081,660)	-
Segment revenues	130,212,726	27,275,730	163,116,554	3,909,580	12,451,177	-	336,965,767
Interest income	32,499	41,405	130,659	29,131	8,166	(11,793)	230,067
Interest expense	(1,727,127)	(5,980)	(44,433)	-	(451,790)	11,793	(2,217,537)
Depreciation and amortization (After retrospectively adjusted)	(18,706,891)	(6,566,936)	(2,759,298)	(55,271)	(1,382,041)	-	(29,470,437)
Share of the profit of associates and joint ventures (After retrospectively adjusted)	1,513,394	(9,484)	-	-	-	-	1,503,910
Impairment loss	(974,095)	(4,136)	(1,886)	-	-	-	(980,117)
Segment profit before income tax	13,921,640	7,226,531	4,626,263	1,546,326	647,945	-	27,968,705
Expenditures for segment assets	17,561,135	8,247,003	906,042	114,462	852,220	-	27,680,862

December 31, 2016

Investments accounted for using the equity method (After retrospectively adjusted)	49,597,195	227,495	-	-	-	-	49,824,690
Segment assets (After retrospectively adjusted)	200,604,111	42,962,643	73,915,639	28,468,242	11,979,941	-	357,930,576

For the year ended December 31, 2017

Revenue from external customers	126,225,119	26,157,277	133,948,016	412,863	3,697,933	-	290,441,208
Inter-segment revenues (Note)	4,911,026	184,707	47,119,404	23,943	8,359,697	(60,598,777)	-
Segment revenues	131,136,145	26,341,984	181,067,420	436,806	12,057,630	-	351,039,985
Interest income	43,744	48,532	269,640	30,441	183,824	(269,310)	306,871
Interest expense	(1,969,562)	(11,920)	-	(62,714)	-	269,310	(1,774,886)
Depreciation and amortization	(19,105,457)	(6,476,743)	(2,133,253)	(180,792)	(1,308,939)	-	(29,205,184)
Share of the profit or loss of associates and joint ventures	568,291	(42,509)	-	-	-	-	525,782
Impairment loss	(218,214)	(72,798)	-	-	(473,869)	-	(764,881)
Segment profit before income tax	12,065,304	6,904,067	6,883,327	5,120,301	47,664	-	31,020,663
Expenditures for segment assets	17,769,612	4,507,097	850,235	169,559	381,179	-	23,677,682

December 31, 2017

Investments accounted for using the equity method	48,566,333	187,418	-	-	-	-	48,753,751
Segment assets	195,503,889	43,383,691	81,588,691	33,080,694	10,365,307	-	363,922,272

						Adjustments
	Packaging	Testing	EMS	Estate	Others	and Eliminations	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

For the year ended December 31, 2017

Revenue from external customers	$4,258,607	$882,499	$4,519,164	$13,929	$124,762	$-	$9,798,961
Inter-segment revenues (Note)	165,689	6,232	1,589,723	808	282,041	(2,044,493)	-
Segment revenues	4,424,296	888,731	6,108,887	14,737	406,803	-	11,843,454
Interest income	1,476	1,637	9,097	1,027	6,202	(9,086)	10,353
Interest expense	(66,450)	(402)	-	(2,116)	-	9,086	(59,882)
Depreciation and amortization	(644,584)	(218,514)	(71,972)	(6,100)	(44,161)	-	(985,331)
Share of the profit or loss of associates and joint ventures	19,173	(1,434)	-	-	-	-	17,739
Impairment loss	(7,362)	(2,456)	-	-	(15,988)	-	(25,806)
Segment profit before income tax	407,061	232,931	232,231	172,750	1,608	-	1,046,581
Expenditures for segment assets	599,515	152,061	28,685	5,721	12,860	-	798,842

December 31, 2017

Investments accounted for using the equity method	$1,638,540	$6,323	$-	$-	$-	$-	$1,644,863
Segment assets	6,595,947	1,463,687	2,752,655	1,116,083	349,707	-	12,278,079

Note:	Inter-segment revenues were eliminated upon consolidation.

(Concluded)

b.	Revenue from major products and services

	For the Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$	US$ (Note 4)

Packaging service	$116,607,314	$125,282,829	$126,225,119	$4,258,607
Testing service	25,191,916	27,031,750	26,157,277	882,499
Electronic components manufacturing service	138,242,100	115,395,130	133,948,016	4,519,164
Others	3,261,206	7,174,398	4,110,796	138,691

	$283,302,536	$274,884,107	$290,441,208	$9,798,961

c.	Geographical information

Geographical information about revenue from external customers and noncurrent assets are reported based on the country where the external customers are headquartered and noncurrent assets are located, respectively.

1)	Net revenues from external customers

	For the Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$	US$ (Note 4)

United States	$205,730,670	$180,745,837	$196,462,345	$6,628,284
Taiwan	32,631,149	38,868,679	35,413,647	1,194,792
Asia	22,885,128	29,896,304	30,201,332	1,018,938
Europe	20,577,069	23,275,732	26,445,240	892,215
Others	1,478,520	2,097,555	1,918,644	64,732

	$283,302,536	$274,884,107	$290,441,208	$9,798,961

2)	Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Taiwan	$97,337,094	$93,350,839	$3,149,489
China	34,142,577	45,376,164	1,530,910
Others	26,935,370	25,025,498	844,315

	$158,415,041	$163,752,501	$5,524,714

d.	Major customers

Except one customer from which the operating revenues generated from packaging and EMS segments was NT$88,311,697 thousand, NT$66,554,659 thousand and NT$83,873,393 thousand (US$2,829,737 thousand) in 2015, 2016 and 2017, respectively, the Group did not have other single customer to which the operating revenues exceeded 10% of operating revenues for the years ended December 31, 2015, 2016 and 2017.